Segment Information (Reconciliation of Depreciation and Amortization from Segment to Consolidated) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 1,087,579	$ 1,192,517	$ 895,813
US Traditional Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	564,359	555,875	513,836
US Non-Traditional Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	213,745	225,910	(46,407)
Canada Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	193,878	182,914	168,874
Europe And South Africa Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	55,003	69,002	57,956
Asia Pacific Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	57,104	154,776	192,552
Corporate And Other Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 3,490	$ 4,040	$ 9,002